Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Directors [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	[1]	£ 7.6	£ 10.5
Directors [member] | Deferred share value plan [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		0.0
Highest paid director [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		3.2	£ 3.6
Highest paid director [member] | Deferred share value plan [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		£ 0.0

[1]

The aggregate emoluments include amounts paid for the 2019 year . In addition, deferr ed cash and share awards for 2019 with a total value at grant of £ 1.9 m will be made to Directors which will only vest subjec t to meeting certain conditions .